Exception Level															xxxxx
Run Date - 5/23/2024
Recovco Loan ID	Loan # 1	Loan # 2	Loan # 3	Exception Category	Exception Sub-Category	Exception Status	Exception Grade	Loan Exception ID	Exception	Exception Detail	Exception Information	Compensating Factors	Seller Comments	Reviewer Comments	Exception Remediation
FK5WSR5WYJ5	XXXXXX			Credit	Doc Issue	Resolved	Resolved	XXXXXX	Missing credit report	* Missing credit report (Lvl R)	The loan file is missing the required credit report.			XX/XX/XXXX: Cleared. Credit bureau received.	XX/XX/XXXX Cleared. Credit bureau received.
FK5WSR5WYJ5	XXXXXX			Credit	Doc Issue	Resolved	Resolved	XXXXXX	VOM or VOR missing/required	* VOM or VOR missing/required (Lvl R)	Missing mortgage histories for properties at XXXX XXXX and XXXX XXXX ; this is due to missing credit report. File did contained a VOM for the property on XXXX XXXX.			XX/XX/XXXX: Cleared. Received Credit bureau with mortgages reporting.	XX/XX/XXXX: Cleared. Received Credit bureau with mortgages reporting.
FK5WSR5WYJ5	XXXXXX			Compliance	Compliance	Resolved	Resolved	XXXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
The initial and/or any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
													Initial and Revised Loan estimattes received	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXXCleared. The documentation provided is sufficient to resolve the finding.
FK5WSR5WYJ5	XXXXXX			Compliance	Disclosures	Resolved	Resolved	XXXXXX	Disclosures	* Homeownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX.The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 buisness days of application
													HOC Disclosure received	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.
FK5WSR5WYJ5	XXXXXX			Credit	Credit Worthiness	Resolved	Resolved	XXXXXX	Mortgage history for primary residence less than 1	* Mortgage history for primary residence less than 12 months (Lvl R)
The credit bureau was received; however, the mortgage on the departure residence with XXXX only reports XXX XXhistory and prior mortgage is not reporting. The file does not contain a 12 month history on the borrowers primary (departure) residence.
XX/XX/XXXX: An exception was received for this on XX/XX/XXXX. Compensating factors X mos reserves, Strong and deep credit history and low ratios.
Low XXX High Asset Reserves- XX Excellent Credit History
FK5WSR5WYJ5	XXXXXX			Compliance	Disclosures	Resolved	Resolved	XXXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.
													COC disclosure and Revised LE issued XX/XX/XXXX received	XX/XX/XXXX Cleared. The documentation provided is sufficient to resolve the finding.	XX/XX/XXXXCleared. The documentation provided is sufficient to resolve the finding.
FK5WSR5WYJ5	XXXXXX			Credit	Credit	Resolved	Resolved	XXXXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Loan file was approved using XXXX XXXX . The 12 XXXX XXXX are missing from the loan file.			XX/XX/XXXX: Cleared. Received XXX XXwith a XX% expense factor supports income used at originations.	XX/XX/XXXX: Cleared. Received XXXXX XXX with a XX expense factor supports income used at originations.
M4PJI1K1GPB	XXXXXX			Compliance	Disclosures	Resolved	Resolved	XXXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)	The PCCD issued on XX/XX/XXXX does not reflect the correct Closing Date when compared to the notary signature date on the Security Instrument.		PCCD	XX/XX/XXXX Cleared. The PCCD updating the closing date resolved the respa disclosure issue.	XX/XX/XXXX Cleared. The PCCD updating the closing date resolved the respa disclosure issue.
PS3LUDOYAAA	XXXXXX			Credit	Credit	Resolved	Resolved	XXXXXX	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX
													Toolkit dated XX/XX/XXXX, acknowledged XX/XX/XXXX	XX/XX/XXXXCleared. The toolkit dated XX/XX/XXXX resolved the missing document.	XX/XX/XXXXCleared. The toolkit dated XX/XX/XXXX resolved the missing document.
PS3LUDOYAAA	XXXXXX			Credit	Doc Issue	Resolved	Resolved	XXXXXX	Loan program disclosure missing or unexecuted	* Loan program disclosure missing or unexecuted (Lvl R)	The Adjustable Rate Mortgage Loan Program Disclosure is missing. The defect can be cured by providing the disclosure.		Adjustable Rate Mortgage Loan Program Disclosure was received
XX/XX/XXXXNot cleared. Although the ARM Disclosure was provided, proof of delivery within 3 days of application is required.

9/23/21***Cleared***The documentation provided is sufficient to resolve the finding.

XX/XX/XXXX Not cleared. Although the ARM Disclosure was provided, proof of delivery within 3 days of application is required.

9/23/21***Cleared***The documentation provided is sufficient to resolve the finding.

2RWEAJFZR0B	XXXXXX			Credit	Credit	Resolved	Resolved	XXXXXX	Special information booklet is Missing	* Special information booklet is Missing (Lvl R)
The Home Loan Toolkit is missing. Per Regulation, the Home Loan Toolkit must be provided to the borrower in connection with all purchase loans. The defect may be cured by providing evidence that shows the consumer received the disclosure within 3 days of the application date, XX/XX/XXXX
													Toolkit dated XX/XX/XXXX	XX/XX/XXXXCleared. The toolkit dated XX/XX/XXXX resolves the missing document.	XX/XX/XXXX Cleared. The toolkit dated XX/XX/XXXX resolves the missing document.
2RWEAJFZR0B	XXXXXX			Compliance	Disclosures	Resolved	Resolved	XXXXXX	Missing TRID RESPA Disclosures	* Missing TRID RESPA Disclosures (Lvl R)
The initial and any revised Loan Estimate is missing. As a result, a full review for compliance with timing and tolerance requirements could not be performed. A revised disclosure was not provided to the consumer within 3 business days of the rate lock date, XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days. The defect can be cured by providing the initial and any revised Loan Estimates that were issued to the consumer.
													Initial LE dated XX/XX/XXXX and revised LE dated XX/XX/XXXX	XX/XX/XXXX Cleared. The LE's dated XX/XX/XXXX and XX/XX/XXXX resolved the respa disclosures.	XX/XX/XXXX Cleared. The LE's dated XX/XX/XXXXand XX/XX/XXXX resolved the respa disclosures.
2RWEAJFZR0B	XXXXXX			Compliance	Disclosures	Resolved	Resolved	XXXXXX	Disclosures	* Homeownership Counseling List (Lvl R)
The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application, XX/XX/XXXX. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application.
													HOC dated XX/XX/XXXX	XX/XX/XXXX Cleared. The HOC dated XX/XX/XXXX resolved the missing document.	XX/XX/XXXX Cleared. The HOC dated XX/XX/XXXX resolved the missing document.
2RWEAJFZR0B	XXXXXX			Credit	Credit	Resolved	Resolved	XXXXXX	Missing income documentation (ATR)	* Missing income documentation (ATR) (Lvl R)	Per loan approval on page XXX and the XXXX on page X, Loan file was approved using XXXX XXXX as income. The loan file does not contain the XXXX statements required. Please provide.		Lender provided XXXXXX	XX/XX/XXXX: Exception Resolved.XXXX XXXX provided	XX/XX/XXXXException Resolved. XXXX provided
2RWEAJFZR0B	XXXXXX			Compliance	Compliance	Resolved	Resolved	XXXXXX	Missing evidence of TRID Disclosure Delivery	* Missing evidence of TRID Disclosure Delivery (Lvl R)
This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ). The initial CD is missing from the loan file. The CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
													Initial CD dated XX/XX/XXXX	XX/XX/XXXX Cleared. The initial CD dated XX/XX/XXXXcleared the disclosure delivery date.	XX/XX/XXXXCleared. The initial CD dated XX/XX/XXXX cleared the disclosure delivery date.